Notes Payable - Summary of Principal Payments of PPP Loan (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2022	$ 241
2023	535
2024	541
2025	546
2026	137
Total	$ 2,000	$ 2,394